Time charter revenues and related contract balances - Consolidated contract assets, contract liabilities and refund liabilities (Details) - Time Charter Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance	$ 279
Additions		$ 279
Reduction for receivables recorded	(18)
Ending Balance	261	279
Beginning balance	(125)	(1,834)
Additions	(841)	(65)
Reduction for receivables recorded		89
Reduction for revenue recognized (excluding amortization)	10
Reduction for revenue recognized from previous years	48	497
Repayments of refund liabilities to charterer		1,101
Repayments of refund liabilities to charterer	17	1,188
Ending balance	$ (891)	$ (125)